BUSINESS COMBINATION (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 02, 2020	May 08, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 13, 2020	Jun. 30, 2020	Dec. 31, 2019	Mar. 10, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock par value				$ 0.0001	$ 0.0001			$ 0.0001
Cash and cash equivalents				$ 3,517,600	$ 3,300,800			$ 2,744,457
Cash in bank				1,112,147	1,215,004			238,937
Time deposits				$ 2,391,182	$ 2,077,345			$ 2,505,520
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage									17.86%
Percentage of Interest rate for time deposits					1.80%	2.95%	2.95%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage									20.00%
Percentage of Interest rate for time deposits					2.15%	3.25%	3.25%
Mr. How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchased price per shares			$ 6.50
Share Exchange Agreement [Member] | Mr. How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares		9,590,596
Ownership interest percentage		99.99%
Purchase consideration value		$ 1,804,046
Loan payable		$ 656,495
Issuance of common stock shares		176,547
Share Exchange Agreement [Member] | Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares			176,547
Ordinary shares no par value		$ 0
Ownership interest percentage		99.99%
Purchase consideration value	$ 1,804,046
Loan payable			$ 656,495
Issuance of common stock shares			176,547	176,547
Common stock par value			$ 0.0001
Percentage of common stock issued and outstanding			0.0469%
Stock issued during period, value, acquisitions			$ 1,147,551